Income taxes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of income tax [Line Items]
Income Tax Holiday, AggregateTax Benefit Amount	$ 0	$ 0	$ 7,900
Income Tax Holiday, Expected Reduction In Earnings Per Share	$ 0	$ 0	$ 0.09
Income tax relating to Share of profit loss from continuing operations of associates and joint ventures accounted for using equity method	$ 3,585	$ 5,190	$ 23,191
Tax expense (income) at applicable tax rate	144,256	120,782	78,233
Deferred tax liability (asset)	52,781	42,386	35,548
Income taxes paid (refund)	200,500	122,700
Morila and Kibali [Member]
Disclosure of income tax [Line Items]
Income tax relating to Share of profit loss from continuing operations of associates and joint ventures accounted for using equity method	23,100	9,700	11,000
Kibali Jersey Limited [member]
Disclosure of income tax [Line Items]
Tax expense (income) at applicable tax rate	(12,105)	8,018	46,748
Deferred tax liability (asset)	43,237	(11,096)	(41,926)	$ (32,463)
Income taxes paid (refund)	13,300
Kibali Jersey Limited [member] | Unused tax losses [member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	$ 520,500	$ 359,400	293,000
Societe des Mines de Gounkoto SA [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		25.00%
Jersey [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	0.00%
Jersey [Member] | Kibali Jersey Limited [member]
Disclosure of income tax [Line Items]
Applicable tax rate	0.00%
Malian operations [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%
Applicable Tax Rate On Gross Revenue	0.75%
Ivorian operations [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	25.00%
Applicable Tax Rate On Gross Revenue	0.50%
Democratic Republic of Congo [Member] | Kibali Jersey Limited [member]
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%
Tax expense (income) at applicable tax rate	$ 0	$ 7,900	$ 8,400
Description of Minimum Corporate Tax Required To Pay	1/100	1/100	1/100